Segment Reporting - Financial information reported for geographical areas (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting
Net revenue	€ 7,524	€ 7,212	€ 6,592	[1]
Other information:
Assets	19,712	21,405	20,992
Additions for the year of property, plant & equipment, intangible assets and rights of use	588	479	450
Spain
Segment Reporting
Net revenue	418	423	363
Other information:
Assets	1,639	1,635	1,191
Additions for the year of property, plant & equipment, intangible assets and rights of use	90	57	53
Rest of European Union
Segment Reporting
Net revenue	1,196	1,076	893
Other information:
Assets	6,943	7,584	7,055
Additions for the year of property, plant & equipment, intangible assets and rights of use	159	156	171
USA and Canada
Segment Reporting
Net revenue	4,253	4,087	3,899
Other information:
Assets	10,673	11,790	10,967
Additions for the year of property, plant & equipment, intangible assets and rights of use	319	256	214
Rest of the world
Segment Reporting
Net revenue	1,657	1,626	1,437
Other information:
Assets	457	396	1,779
Additions for the year of property, plant & equipment, intangible assets and rights of use	€ 20	€ 10	€ 12

[1]	(See Note 2.d)